Equity Capital Structure	12 Months Ended
Dec. 31, 2022
Equity Capital Structure [Abstract]
Equity Capital Structure
8.	Equity Capital Structure:

Under the Company’s Articles of Incorporation, as amended, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares.

(a)	Common Shares:

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, common shareholders are entitled to receive ratably all dividends, if any, declared by the Company’s board of directors out of funds legally available for dividends. Upon the Company’s dissolution or liquidation or the sale of all or substantially all of its assets, the common shareholders are entitled to receive pro rata the remaining assets available for distribution. Common shareholders do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. The rights, preferences and privileges of common shareholders are subject to the rights of the holders of any preferred shares, which the Company has or may issue in the future.

June 2020 underwritten common stock follow-on offering (the “2020 June Equity Offering”)

On June 23, 2020, the Company entered into an agreement with Maxim, acting as underwriter, pursuant to which it offered and sold 5,911,000 units, each unit consisting of (i) one common share or a pre-funded warrant to purchase one common share at an exercise price equal to $0.10 per common share (a “Pre-Funded Warrant”), and (ii) one Class A Warrant to purchase one common share (a “Class A Warrant”), for $3.50 per unit (or $3.40 per unit including a Pre-Funded Warrant). This offering closed on June 26, 2020 and resulted in the issuance of 5,908,269 common shares (the “ 2020 June Equity Offering Shares”) and 5,911,000 Class A Warrants, which also included 771,000 over-allotment units pursuant to an over-allotment option that was exercised by Maxim on June 24, 2020. The Company raised gross and net cash proceeds from this transaction of $20.7 million and $18.6 million, respectively.

The Class A Warrants issued in the above offering have a term of five years and are exercisable immediately and throughout their term for $3.50 per common share (American style option). The exercise price of the Class A Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

During the years ended December 31, 2020, and 2021, there were exercises of 301,950 and 5,546,706 Class A Warrants pursuant to which the Company received proceeds of $1.1 million and $19.4 million, respectively, while no exercises took place during the year ended December 31, 2022. As a result, as of December 31, 2022, 62,344 Class A Warrants remained unexercised and potentially issuable into common stock of the Company.

On initial recognition the fair value of the Class A Warrants was $22.4 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Class A Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the Class A Warrants valuation was 153.5%. A 5% increase in the volatility applied would have led to an increase of 1.4% in the fair value of the Class A Warrants.

2020 registered direct equity offering (the “2020 July Equity Offering”)

On July 12, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 5,775,000 common shares in a registered offering. In a concurrent private placement, the Company also issued warrants to purchase up to 5,775,000 common shares (the “Private Placement Warrants”). In connection with this offering, which closed on July 15, 2020, the Company received gross and net cash proceeds of approximately $17.3 million and $15.7 million, respectively.

The 2020 Private Placement Warrants issued in the offering discussed above have a term of five years and are exercisable immediately and throughout their term for $3.50 per common share (American style option). The exercise price of the Private Placement Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

Between their issuance date, being July 15, 2020, and December 31, 2020, as well as during the year ended December 31, 2022, there were no exercises of Private Placement Warrants. During the year ended December 31, 2021, there were exercises of 5,707,136 Private Placement Warrants pursuant to which the Company received total gross proceeds of $20.0 million. As of December 31, 2022, 67,864 Private Placement Warrants remained unexercised and potentially issuable into common stock of the Company.

On initial recognition the fair value of the Private Placement Warrants was $13.2 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Private Placement Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the Private Placement Warrants valuation was 153.2%. A 5% increase in the volatility applied would have led to an increase of 1.9% in the fair value of the Private Placement Warrants.

2021 First Registered Direct Equity Offering

On December 30, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 9,475,000 common shares and warrants to purchase up to 9,475,000 common shares (the “January 5 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on January 5, 2021, the Company received gross and net cash proceeds of approximately $18.0 million and $16.5 million, respectively.

The January 5 Warrants issued in the above equity offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the January 5 Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the January 5 Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 9,475,000 common shares, the Company received gross and net proceeds of $18.0 million.

On initial recognition the fair value of the January 5 Warrants was $22.2 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the January 5 Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the January 5 Warrants valuation was 137.5%. A 5% increase in the volatility applied would have led to an increase of 1.7% in the fair value of the January 5 Warrants.

2021 Second Registered Direct Equity Offering

On January 8, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 13,700,000 common shares and warrants to purchase up to 13,700,000 common shares (the “January 12 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on January 12, 2021, the Company received gross and net cash proceeds of $26.0 million and $24.1 million, respectively.

The January 12 Warrants issued in the above offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the January 12 Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the January 12 Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 13,700,000 common shares, the Company received gross and net proceeds of $26.0 million.

On initial recognition the fair value of the January 12 Warrants was $37.3 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the January 12 Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the January 12 Warrants valuation was 152.1%. A 5% increase in the volatility applied would have led to an increase of 1.3% in the fair value of the January 12 Warrants.

2021 Third Registered Direct Equity Offering

On April 5, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 19,230,770 common shares and warrants to purchase up to 19,230,770 common shares (the “April 7 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on April 7, 2021, the Company received gross and net cash proceeds of approximately $125.0 million and $116.3 million, respectively.

The April 7 Warrants issued in the above offering have a term of five years and are exercisable immediately and throughout their term for $6.50 per common share (American style option). The exercise price of the April 7 Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

Between their issuance date and December 31, 2022, there were no exercises of the April 7 Warrants and, as a result, as of December 31, 2022, 19,230,770 April 7 Warrants remained unexercised and potentially issuable into common stock of the Company.

On initial recognition the fair value of the April 7 Warrants was $106.6 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the April 7 Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the April 7 Warrants valuation was 201.7%. A 5% increase in the volatility applied would have led to an increase of 0.7% in the fair value of the April 7 Warrants.

The Company accounted for the Class A Warrants, the Private Placement Warrants and the January 5, January 12 and April 7 Warrants as equity in accordance with the accounting guidance under ASC 815-40. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions. The Company concluded these warrants were equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

June 2021 at-the-market common stock offering program, as amended on March 31, 2022 (the “ATM Program”)

On June 14, 2021 (the “ATM Program Effective Date”), the Company entered into an equity distribution agreement which was amended and restated on March 31, 2022 (the “Equity Distribution Agreement’). Under the Equity Distribution Agreement, which expired on June 14, 2022, the Company could, from time to time, offer and sell its common shares through an at-the-market offering (the “ATM Program”), having an aggregate offering price of up to $150.0 million. No warrants, derivatives, or other share classes were associated with this transaction. No sales have been effected under the ATM Program during the year ended December 31, 2022, whereas, during the year ended December 31, 2021, the Company issued and sold 4,654,240 shares, thereby raising gross and net proceeds (after deducting sales commissions and other fees and expenses) of $12.9 and $12.4 million, respectively.

Reverse Stock Split

On May 28, 2021, the Company effected a one-for-ten reverse stock split of its common stock without any change in the number of authorized common shares. All share and per share amounts, as well as warrant shares eligible for purchase under the Company’s effective warrant schemes in the accompanying consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of May 28, 2021, was decreased to 89,955,848 while the par value of the Company’s common shares remained unchanged at $0.001 per share.

(b)	Preferred Shares:

On September 22, 2017, Castor entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders of Spetses to acquire all of the outstanding common shares of Spetses in exchange for Castor issuing (i) 240,000 common shares proportionally to the then shareholders of Spetses, (ii) 12,000 Series B preferred shares to Thalassa, and (iii) 480,000  9.75% Series A cumulative redeemable perpetual preferred shares to the then shareholders of Spetses excluding Thalassa, all at par value of $0.001 (the “Series A Preferred Shares”). As the Exchange Agreement also involved the issuance of preferred shares, which were a new and additional class of shares, these have been recorded at fair value. The Company determined the fair value of the 9.75% Series A cumulative redeemable perpetual preferred shares to be $2.74 million as of September 22, 2017, the date of their issuance, and reflected the amount within Additional paid-in capital. The Series B preferred shares were deemed to have a fair value of zero as they have no rights to dividends, do not have redemption/call rights and do not have any redemption features or a liquidation preference.

Series A Preferred Shares redemption:

On December 8, 2021, the Company redeemed all its 480,000 Series A Preferred Shares, each with a cash liquidation preference of $30, resulting in an aggregate redemption price of $14.4 million. The Company considered the guidance under FASB ASC Topic 260-10-S99-2 for the Series A Preferred Shares redemption and, as a result, the difference between the carrying value and the fair value of the Series A Preferred Shares, amounting to $11.8 million, was recognized in retained earnings as a deemed dividend, and has been considered in the 2021 earnings per share calculations (Note 11).

As of December 31, 2021, there were no accumulated, due or overdue dividends on the Series A Preferred Shares, since, pursuant to the Series A Preferred Stock Amendment Agreement dated October 10, 2019, all dividend payment obligations on the Series A Preferred Shares during the period from July 1, 2019 until December 31, 2021, were waived.

Description of Series B Preferred Shares:

The Series B Preferred Shares have the following characteristics: (i) the Series B Preferred Shares are not convertible into common shares, (ii) each Series B Preferred Share has the voting power of 100,000 common shares and shall count for 100,000 votes for purposes of determining quorum at a meeting of shareholders, (iii) the Series B Preferred Shares have no dividend or distribution rights and (iv) upon any liquidation, dissolution or winding up of the Company, the Series B Preferred Shares shall have the same liquidation rights as the common shares.

Series B Preferred Shares amendment:

On November 15, 2022, the Company approved an amendment to the terms of its Series B Preferred Shares to entitle the holder thereof to (i) receive preferred shares with at least substantially identical rights and preferences in the event of a future spin-off of a controlled company, (ii) participate in a liquidation, dissolution or winding up of Castor pari passu with Castor’s common shares up to the Series B Preferred Shares’ nominal value and (iii) have their voting power adjusted to maintain a substantially identical voting interest upon the occurrence of certain corporate events.